Inventory - Disclosure of Current Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Inventories [Abstract]
Parts And Materials	$ 25,103	$ 26,667
Current work in progress	43,181	46,467
Current inventories	$ 68,284	$ 73,134